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                                                 |  MITCHELL HUTCHINS/
                                                 |  KIDDER, PEABODY
                                                 |  ADJUSTABLE RATE
                                                 |  GOVERNMENT FUND














                                              ANNUAL REPORT
                                              August 31, 1995

Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund

--------------------------------------------------------------------------------
Portfolio of Investments

August 31, 1995
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                   MATURITY            INTEREST
 (000'S)                                                    DATES               RATES            VALUE
----------                                           --------------------   --------------    -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION--25.76%
   $ 6,516  FHLMC (ARM) (cost--$6,670,846).........  06/01/17 to 09/01/24   7.046 to 8.000%   $ 6,745,177
                                                                                              -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--44.56%
    11,292  FNMA (ARM) (cost--$11,574,162).........  09/01/15 to 01/01/31   6.890 to 7.795     11,670,822
                                                                                              -----------
Total Mortgage-Backed Securities
  (cost--$18,245,008)..............................                                            18,415,999
                                                                                              -----------
TREASURY BILLS--9.81%
     2,575  United States Treasury Bills
             (cost--$2,567,212)....................  09/14/95 to 10/12/95   5.275 to 5.430      2,567,212
                                                                                              -----------
TREASURY NOTES--19.39%
     5,000  United States Treasury Notes
             (cost--$5,009,227)....................              02/28/97            6.875      5,078,125
                                                                                              -----------
Total Investments (cost--$25,821,447)--99.52%......                                            26,061,336
Other assets in excess of liabilities--0.48%.......                                               126,672
                                                                                              -----------
Net Assets--100.00%................................                                           $26,188,008
                                                                                              -----------
                                                                                              -----------

------------
ARM--Adjustable Rate Mortgage-Backed Securities.

                 See accompanying notes to financial statements

Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities

August 31, 1995
--------------------------------------------------------------------------------

ASSETS
   Investments in securities at value (cost--$25,821,447).......................   $26,061,336
   Interest receivable..........................................................       430,354
   Receivable from investments sold.............................................       169,197
   Receivable from advisor......................................................        51,727
   Other assets.................................................................       122,650
                                                                                   -----------
      Total assets..............................................................    26,835,264
                                                                                   -----------

Liabilities
   Due to custodian.............................................................       358,079
   Payable for fund shares repurchased..........................................       157,713
   Dividends payable............................................................        60,692
   Accrued expenses and other liabilities.......................................        70,772
                                                                                   -----------
      Total liabilities.........................................................       647,256
                                                                                   -----------

NET ASSETS
   Beneficial interest--shares of $0.001 par value outstanding (unlimited amount
     authorized)................................................................    29,585,487
   Undistributed net investment income..........................................       425,641
   Accumulated net realized capital losses from investment transactions.........    (4,063,009)
   Net realized appreciation of investments.....................................       239,889
                                                                                   -----------
      Net assets................................................................   $26,188,008
                                                                                   -----------
                                                                                   -----------
CLASS A :
   Net assets...................................................................   $23,198,692
                                                                                   -----------
   Shares outstanding...........................................................     2,001,937
                                                                                   -----------
   Net asset value, and redemption value per share..............................        $11.59
                                                                                   -----------
                                                                                   -----------

   Maximum offering price per share (net asset value plus sales charge of 2.25%
     of offering price).........................................................        $11.86
                                                                                   -----------
                                                                                   -----------
CLASS B :
   Net assets...................................................................   $ 2,378,281
                                                                                   -----------
   Shares outstanding...........................................................       205,243
                                                                                   -----------
   Net asset value, offering price and redemption value per share...............        $11.59
                                                                                   -----------
                                                                                   -----------
CLASS C:
   Net assets...................................................................   $   611,035
                                                                                   -----------
   Shares outstanding...........................................................        52,710
                                                                                   -----------
   Net asset value, offering price and redemption value per share...............        $11.59
                                                                                   -----------
                                                                                   -----------

                 See accompanying notes to financial statements

Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund

--------------------------------------------------------------------------------

Statement of Operations

For the Year Ended August 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest......................................................................   $ 2,326,727
                                                                                    -----------
EXPENSES:
   Investment advisory and administration........................................       191,750
   Service fees--Class A.........................................................        83,618
   Service and distribution fees--Class B........................................        33,772
   Legal and audit...............................................................        57,265
   Amortization of organization expenses.........................................        47,905
   Custody and accounting........................................................        37,299
   Reports and notices to shareholders...........................................        34,872
   Federal and state registration................................................        29,844
   Transfer agency and service fees..............................................        26,030
   Trustees' fees................................................................        12,863
   Other expenses................................................................         9,733
                                                                                    -----------
   Total expenses................................................................       564,951
LESS: Fee waivers from adviser...................................................      (153,292)
                                                                                    -----------
   Net expenses..................................................................       411,659
                                                                                    -----------
NET INVESTMENT INCOME............................................................     1,915,068
                                                                                    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
   Net realized losses from investment transactions..............................    (1,587,966)
   Net change in unrealized appreciation/depreciation of investments.............       509,221
                                                                                    -----------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES....................    (1,078,745)
                                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................   $   836,323
                                                                                    -----------
                                                                                    -----------

                 See accompanying notes to financial statements

Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund

--------------------------------------------------------------------------------

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                           FOR THE YEAR ENDED
                                                                               AUGUST 31,
                                                                      -----------------------------
                                                                          1995             1994
                                                                      -------------    ------------
FROM OPERATIONS:
   Net investment income...........................................   $   1,915,068    $  6,331,980
   Net realized losses from investment transactions................      (1,587,966)     (1,497,635)
   Net change in unrealized appreciation/depreciation of
     investments...................................................         509,221      (1,903,033)
                                                                      -------------    ------------
   Net increase in net assets resulting from operations............         836,323       2,931,312
                                                                      -------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income--Class A..................................      (1,668,346)     (5,505,980)
   Net investment income--Class B..................................        (199,312)       (289,641)
   Net investment income--Class C..................................         (47,410)       (536,359)
   In excess of net investment income--Class A.....................              --        (214,243)
   In excess of net investment income--Class B.....................              --         (11,365)
   In excess of net investment income--Class C.....................              --         (28,556)
                                                                      -------------    ------------
   Total dividends and distributions to shareholders...............      (1,915,068)     (6,586,144)
                                                                      -------------    ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
   Net proceeds from sale of shares................................       1,444,529     123,641,670
   Cost of shares repurchased......................................     (49,305,698)   (278,899,289)
   Proceeds from dividends reinvested..............................       1,330,610       5,776,858
                                                                      -------------    ------------
   Net decrease in net assets from beneficial interest
     transactions..................................................     (46,530,559)   (149,480,761)
                                                                      -------------    ------------
   Total decrease in net assets....................................     (47,609,304)   (153,135,593)
                                                                      -------------    ------------

NET ASSETS:
   Beginning of year...............................................      73,797,312     226,932,905
                                                                      -------------    ------------
   End of year.....................................................   $  26,188,008    $ 73,797,312
                                                                      -------------    ------------
                                                                      -------------    ------------

                 See accompanying notes to financial statements

Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund

--------------------------------------------------------------------------------

Notes to Financial Statements

--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund (formerly Kidder, Peabody Adjustable Rate Government Fund) (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

    Valuation of Investments--Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated and investment adviser and administrator of the Fund, the fair value of the securities. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or simlar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees. The amortized cost method of valuation, which approximates market value, is used to value debt obligations with 60 days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

    The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

    Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

    Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

    Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

    Federal Tax Status--The Fund intends to distribute substantially all of its taxable income and to comply with other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing

Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund

--------------------------------------------------------------------------------

Notes to Financial Statements--(continued)

--------------------------------------------------------------------------------

during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a Federal excise tax.

    In accordance with U.S. Treasury regulations, the Fund has elected to defer $2,025,342 of net realized capital losses arising after October 31, 1994. Such losses are treated for tax purposes as arising on September 1, 1995.

    At August 31, 1995, the Fund had a net capital loss carryforward of $2,014,718 available as a reduction to the extent provided in the regulations, of future net capital gains realized, and will expire between August 31, 2002 and August 31, 2003.

    To reflect reclassifications arising from permanent "book/tax" differences for the year ended August 31, 1995 undistributed net investment income (loss) was increased by $679,805 and capital gains (losses) were decreased by $679,805.

    Dividends and Distributions to Shareholders--The Fund records dividends and distributions to its shareholders on the ex-date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

INVESTMENT ADVISER AND ADMINISTRATOR

    The Fund's investment adviser and administrator receives compensation from the Fund accrued daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.

    At a special meeting of shareholders held on April 13, 1995, shareholders approved the appointment of Mitchell Hutchins as investment adviser and administrator of the Fund. The Fund pays the same fee for investment advisory and administration services to Mitchell Hutchins as previously paid to Kidder Peabody Asset Management, Inc. ("KPAM"), as described in the Fund's prospectus. Mitchell Hutchins continues to manage the Fund in accordance with the Fund's investment objectives, policies and restrictions as stated in the Prospectus. At August 31, 1995, the Fund owed fees to Mitchell Hutchins in the amount of $8,866 for investment advisory and administration fees.

    Investment advisory functions for the Fund were previously transferred from KPAM to Mitchell Hutchins on an interim basis as a result of an asset purchase transaction by and among Kidder Peabody Group, Inc., its parent, General Electric, and Paine Webber Group Inc. That period commenced February 13, 1995 and ended April 13, 1995.

    In compliance with applicable state securities laws, Mitchell Hutchins will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest,

Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund

--------------------------------------------------------------------------------

Notes to Financial Statements--(continued)

--------------------------------------------------------------------------------

brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the year ended August 31, 1995, no reimbursements were required pursuant to the above limitation. Mitchell Hutchins voluntarily reimbursed the Fund for a portion of the expenses and waived a portion of its investment advisory fee.

DISTRIBUTION PLANS

    Effective February 13, 1995, Mitchell Hutchins serves as the exclusive distributor of the Fund's shares. Under separate plans of distribution, Class A shares are sold subject to a front-end sales load and bear a service fee of 0.25% per annum of average class net assets and Class B shares are sold at net asset value without a sales load and bear a distribution fee of 0.50% per annum and a service fee of 0.25% per annum of average class net assets. The Fund pays Mitchell Hutchins the service and distribution fees monthly. For these services for the period ended February 13, 1995, Kidder, Peabody, the Fund's predecessor distributor, earned $64,450 in fees. For these services for the period February 14, 1995 to August 31, 1995, Mitchell Hutchins earned $52,940 in fees. August 31, 1995 the Fund owed fees to Mitchell Hutchins in the amount of $7,724 for distribution and service fees. Mitchell Hutchins also receives the proceeds of any front-end sales loads with respect to the purchase of Class A shares.

    Mitchell Hutchins has informed the Fund that, for the year ended August 31, 1995, it earned $12,124 in sales charges.

INVESTMENTS IN SECURITIES

    For federal income tax purposes, the cost of securities owned at August 31, 1995 was substantially the same as the cost of securities for financial statement purposes.

    At August 31, 1995, the components of the net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over
cost)..........................................................   $ 239,889
Gross depreciation (investments having an excess of cost over
value).........................................................         -0-
                                                                  ---------
Net unrealized appreciation of investments.....................   $ 239,889
                                                                  ---------
                                                                  ---------

    For the year ended August 31, 1995, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases.....................................................   $52,903,061
Sales.........................................................   $89,523,412

Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund

--------------------------------------------------------------------------------

Notes to Financial Statements--(concluded)

--------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST

    There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                        CLASS A                    CLASS B                    CLASS C
                              ---------------------------   ----------------------   -------------------------
                                SHARES         AMOUNT        SHARES      AMOUNT        SHARES        AMOUNT
                              -----------   -------------   --------   -----------   ----------   ------------
FOR THE YEAR ENDED
 AUGUST 31, 1995:
Shares sold.................       51,413   $     610,072     64,300   $   746,521        7,543   $     87,936
Dividends reinvested in
  additional Fund shares....       95,092       1,104,218     15,836       183,860        3,660         42,532
Shares repurchased..........   (3,593,213)    (42,037,068)  (530,079)   (6,146,313)     (96,472)    (1,122,317)
                              -----------   -------------   --------   -----------   ----------   ------------
Net decrease................   (3,446,708)  $ (40,322,778)  (449,943)  $(5,215,932)     (85,269)  $   (991,849)
                              -----------   -------------   --------   -----------   ----------   ------------
                              -----------   -------------   --------   -----------   ----------   ------------
FOR THE YEAR ENDED
 AUGUST 31, 1994:
Shares sold.................    6,973,355   $  84,134,009    932,828   $11,232,555    2,346,864   $ 28,275,106
Dividends reinvested in
  additional Fund shares....      414,976       4,983,789     23,925       286,345       42,294        506,724
Shares repurchased..........  (19,973,497)   (240,056,825)  (789,229)   (9,457,145)  (2,467,668)   (29,385,319)
                              -----------   -------------   --------   -----------   ----------   ------------
Net increase (decrease).....  (12,585,166)  $(150,939,027)   167,524   $ 2,061,755      (78,510)  $   (603,489)
                              -----------   -------------   --------   -----------   ----------   ------------
                              -----------   -------------   --------   -----------   ----------   ------------

Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund

--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

    Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                       CLASS A                               CLASS B                        CLASS C
                         ------------------------------------  ------------------------------------  ----------------------
                                                   FOR THE                               FOR THE
                                                    PERIOD                                PERIOD
                          FOR THE     FOR THE    NOVEMBER 10,   FOR THE     FOR THE      MAY 10,      FOR THE     FOR THE
                         YEAR ENDED  YEAR ENDED    1992+ TO    YEAR ENDED  YEAR ENDED    1993+ TO    YEAR ENDED  YEAR ENDED
                         AUGUST 31,  AUGUST 31,   AUGUST 31,   AUGUST 31,  AUGUST 31,   AUGUST 31,   AUGUST 31,  AUGUST 31,
                          1995(1)       1994         1993       1995(1)       1994         1993       1995(1)       1994
                         ----------  ----------  ------------  ----------  ----------  ------------  ----------  ----------
Net asset value,
  beginning of period...  $  11.82    $  12.11     $  12.00      $11.82      $12.11       $12.07       $11.83      $12.11
                         ----------  ----------  ------------     -----       -----        -----        -----       -----
 Net investment
   income...............      0.58**      0.44         0.42        0.52**      0.40         0.13         0.60**      0.30
 Net realized and
   unrealized gains
   (losses) from
   investment
   transactions.........     (0.22)      (0.25)        0.11       (0.22)      (0.27)        0.04        (0.22)      (0.07)
                         ----------  ----------  ------------     -----       -----        -----        -----       -----
Net Increase from
  investment
  operations............      0.36        0.19         0.53        0.30        0.13         0.17         0.38        0.23
                         ----------  ----------  ------------     -----       -----        -----        -----       -----
 Dividends from net
   investment income....     (0.59)      (0.48)       (0.42)      (0.53)      (0.42)       (0.13)       (0.62)      (0.51)
                         ----------  ----------  ------------     -----       -----        -----        -----       -----
Net asset value, end of
  period................  $  11.59    $  11.82     $  12.11      $11.59      $11.82       $12.11       $11.59      $11.83
                         ----------  ----------  ------------     -----       -----        -----        -----       -----
                         ----------  ----------  ------------     -----       -----        -----        -----       -----

Total investment
  return(2).............      2.97%       1.60%        4.45%       2.48%       1.09%        1.40%        3.13%       1.94%
                         ----------  ----------  ------------     -----       -----        -----        -----       -----
                         ----------  ----------  ------------     -----       -----        -----        -----       -----
 Net assets, end of
   period (000's
   omitted).............  $ 23,199    $ 64,419     $218,405      $2,378      $7,746       $5,906       $  611      $1,632
 Ratio of expenses, net
   of waivers from
   adviser, to average
   net assets...........      1.03%       0.88%        0.53%*      1.55%       1.38%        0.99%*       0.78%       0.63%
 Ratio of expenses,
   before waivers from
   adviser, to average
   net assets...........      1.44%       1.08%        0.92%*      1.95%       1.58%        1.35%*       1.18%       0.83%
 Ratio of net investment
   income to average net
   assets...............      5.10%       3.88%        4.00%*      4.59%       3.38%        3.54%*       5.35%       4.13%
Portfolio turnover......       167%         26%          14%        167%         26%          14%         167%         26%


                            FOR THE
                             PERIOD
                            MAY 10,
                            1993+ TO
                           AUGUST 31,
                              1993
                          ------------
Net asset value,
  beginning of period...     $12.07
                              -----
 Net investment
   income...............       0.16
 Net realized and
   unrealized gains
   (losses) from
   investment
   transactions.........       0.04
                              -----
Net Increase from
  investment
  operations............       0.20
                              -----
 Dividends from net
   investment income....      (0.16)
                              -----
Net asset value, end of
  period................     $12.11
                              -----
                              -----
Total investment
  return(2).............       1.64%
                              -----
                              -----
 Net assets, end of
   period (000's
   omitted).............     $2,622
 Ratio of expenses, net
   of waivers from
   adviser, to average
   net assets...........       0.29%*
 Ratio of expenses,
   before waivers from
   adviser, to average
   net assets...........       0.65%*
 Ratio of net investment
   income to average net
   assets...............       4.24%*
Portfolio turnover......         14%

------------
 + Commencement of offering of shares
 * Annualized
 ** Calculated using the average shares outstanding for the year.
(1) Investment advisory functions for the Fund were transferred from Kidder Peabody Asset Management, Inc. to Mitchell Hutchins Asset Management Inc. on February 13, 1995.
(2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A would be lower if sales charges were included. Total returns for periods of less than one year have not been annualized.

Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund

--------------------------------------------------------------------------------

Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of
Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund

    We have audited the accompanying statement of assets and liabilities of Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund, including the portfolio of investments, as of August 31, 1995, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the period ended August 31, 1994 were audited by other auditors whose report dated October 14, 1994 expressed an unqualified opinion on that statement and financial highlights.

    We have conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the 1995 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund at August 31, 1995, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with generally accepted accounting principles.



                                                       /s/ Ernst & Young LLP



New York, New York
October 18, 1995

Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund
--------------------------------------------------------------------------------

Tax Information

--------------------------------------------------------------------------------

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all distributions paid during the fiscal year were derived from net investment income and are taxable as ordinary income. No portion of these distributions qualifies for the dividends received deduction available to corporate shareholders.

Distributions received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1995. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1996. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund

--------------------------------------------------------------------------------

Shareholder Information

--------------------------------------------------------------------------------

    A special meeting of shareholders of Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund ("Fund"), a series of Mitchell Hutchins/Kidder, Peabody Investment Trust ("Trust"), was held on April 13, 1995. At the meeting, David J. Beaubien, William W. Hewitt, Jr., Thomas R. Jordan, Frank P.L. Minard and Carl W. Schafer were elected as trustees to serve without limit in time, subject to resignation, retirement or removal. The selection of Deloitte & Touche LLP as the Fund's independent accountants was ratified. The Trust was composed of several series, each of which was a separate fund. Each series of the Trust voted separately on all matters being considered by the series, except for the election of trustees and ratification or rejection of the Trust's independent accountants, as to which the shares of all series of the Trust voted together as a single class.

    The votes were as follows:

                                               ALL SHARES OF THE TRUST VOTING AS A SINGLE
                                                                 CLASS
                                               (VOTES OF THE FUND'S SHAREHOLDERS NOTED IN
                                                              PARENTHESIS)
                                              --------------------------------------------
                                                                          SHARES WITHHOLD
                                                   SHARES VOTED              AUTHORITY
                                              -----------------------    -----------------
David J. Beaubien..........................   20,990,961   (2,237,712)   773,340   (71,224)
William W. Hewitt, Jr. ....................   20,990,961   (2,237,712)   773,340   (71,224)
Thomas R. Jordan...........................   20,990,961   (2,237,712)   773,340   (71,224)
Frank P.L. Minard..........................   20,990,961   (2,237,712)   773,340   (71,224)
Carl W. Schafer............................   20,990,961   (2,237,712)   773,340   (71,224)

                                   ALL SHARES OF THE TRUST VOTING AS A SINGLE CLASS
                                (VOTES OF THE FUND'S SHAREHOLDERS NOTED IN PARENTHESIS)
                          -------------------------------------------------------------------
                                                        SHARES VOTED        SHARES WITHHOLD
                             SHARES VOTED FOR             AGAINST              AUTHORITY
                          -----------------------    ------------------    ------------------
Ratification of the
  selection of Deloitte
  & Touche LLP.........   20,423,671   (1,774,379)   544,111   (417,361)   796,520   (117,197)

    On July 20, 1995, the Board of Trustees appointed Ernst & Young LLP as the Fund's Independent auditors.

    In addition the following agreements were approved for the Fund:

        1) An interim investment advisory agreement with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment management subsidiary of PaineWebber Incorporated ("PaineWebber"), containing substantially the same terms, conditions and fees as its previous investment advisory agreement with Kidder Peabody Asset Management, Inc. ("KPAM").

Mitchell Hutchins/Kidder, Peabody Adjustable Rate Government Fund

--------------------------------------------------------------------------------

Shareholder Information--(continued)

--------------------------------------------------------------------------------

    The votes were as follows:

                   ALL SHARES OF THE TRUST VOTING AS A SINGLE CLASS
         ---------------------------------------------------------------------
         SHARES VOTED FOR    SHARES VOTED AGAINST    SHARES WITHHOLD AUTHORITY
         ----------------    --------------------    -------------------------
             2,183,035                559                     125,342


        2) A new investment advisory and administration agreement with Mitchell Hutchins containing the same fees and substantively similar material terms and conditions as its previous investment advisory agreement with KPAM to commence on the termination of the interim agreement.

    The votes were as follows:

                   ALL SHARES OF THE TRUST VOTING AS A SINGLE CLASS
         ---------------------------------------------------------------------

         SHARES VOTED FOR    SHARES VOTED AGAINST    SHARES WITHHOLD AUTHORITY
         ----------------    --------------------    -------------------------
             2,182,742                853                     125,342


    Broker non-votes and abstentions are included within the "Shares Withhold Authority" totals.

                                         ---------------------------------------

                                         TRUSTEES

                                         David J. Beaubien
                                         William W. Hewitt, Jr.
                                         Thomas R. Jordan
                                         Frank P.L. Minard
                                         Carl W. Schafer
                                         ---------------------------------------

                                         OFFICERS

                                         Margo N. Alexander
                                         President
                                         Dennis L. McCauley
                                         Vice President
                                         Victoria E. Schonfeld
                                         Vice President
                                         Dianne E. O'Donnell
                                         Vice President and Secretary
                                         Julian F. Sluyters
                                         Vice President and Treasurer
                                         ---------------------------------------

                                         INVESTMENT ADVISER,
                                         ADMINISTRATOR
                                         AND DISTRIBUTOR

                                         Mitchell Hutchins Asset Management Inc.
                                         1285 Avenue of the Americas
                                         New York, New York 10019
                                         ---------------------------------------

                                         This report is not to be used in
                                         connection with the offering of shares
                                         of the Fund unless accompanied or
                                         preceded by an effective prospectus.

                                         A prospectus containing more complete
                                         information for any of the funds
                                         listed on the back cover can be
                                         obtained from a PaineWebber investment
                                         executive or correspondent firm. Read
                                         the prospectus carefully before
                                         investing.


                     -----------------------------------------------------------

                                         (C)1995 PaineWebber Incorporated

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